Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Document Type	6-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY